Share-based payments - Narrative (Details) € in Thousands, $ in Millions															1 Months Ended				2 Months Ended	6 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended		30 Months Ended	110 Months Ended
	Nov. 13, 2025 shares	Aug. 01, 2025 shares	May 30, 2025 shares	Apr. 22, 2025 shares	Mar. 20, 2025 shares	Feb. 06, 2025 shares	Sep. 05, 2024 shares	Jul. 11, 2024 shares	May 23, 2024 shares	Mar. 28, 2024 shares	Jan. 02, 2024 shares	Dec. 01, 2023 shares	Sep. 28, 2023 shares	Jul. 11, 2023 USD ($) shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Jan. 31, 2025 shares	Mar. 31, 2024 shares	Dec. 01, 2023 USD ($) shares	Dec. 31, 2023 EUR (€) shares	Sep. 05, 2024	Nov. 30, 2025 shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Provisions | €																				€ 0			€ 17,030	€ 0	€ 17,030	€ 17,030	€ 532
Other non-current provisions | €																				€ 30			€ 28,849	€ 30	€ 28,849	€ 28,849	€ 819
Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage																							50.00%
Number of instruments issued (in shares)																							0			496,965
BCE except BCE 2014-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | €																							€ 100,000
Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Change of control, minimum percentage																								50.00%
Number of instruments issued (in shares)															39,370		125,000						164,370			486,714
BSA-2024-1 and BSA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																		25.00%
Vesting period																		4 years
Number of instruments issued (in shares)																		77,820
BSA-2025-1 and BSA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																	25.00%
Vesting period																	4 years
Number of instruments issued (in shares)																	125,000
BSA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage															25.00%
Vesting period															4 years
Number of instruments issued (in shares)				39,370											39,370								39,370
Total AGAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)																				2,601,296			6,280,727		10,828,148
Provisions | €																							€ 16,467		€ 16,467	€ 16,467
Other non-current provisions | €																							€ 28,718		€ 28,718	€ 28,718
AGA-2023-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														1,382,796									0
AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														1,382,796
AGA-2023-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														100,000									0
AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														100,000
AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $																			$ 200
Number of instruments issued (in shares)																			1,118,500
Number of instruments issued subject to non-market performance condition (in shares)																			254,250
AGA-2023-3 and AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)													985,750
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)												132,750											0
AGA-2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)											1,549,125												0
AGA-2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)										22,500													0
AGA-2024-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)									38,500														0
AGA-2024-4, AGA-2024-5 and AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								138,000
AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)							198,000																0
AGA-2024-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)								20,000															0
AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)											20,000
AGA-2025-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						4,319,500																4,319,500	4,319,500
AGA-2025-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period																						2 years
Number of instruments issued (in shares)						123,102																123,102	123,102
AGA-2025-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						17,625																17,625	17,625
AGA-2025-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)						30,500																30,500	30,500
AGA-2025-6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)			25,000																			25,000	25,000
AGA-2025-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)		1,711,000																				1,711,000	1,711,000
AGA-2025-8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)	4,000																					4,000	4,000
AGA-2025-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)					50,000											50,000						50,000	50,000
Tranche 1 | Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																							25.00%
Vesting period																							1 year
Tranche 1 | Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																								25.00%
Vesting period																							1 year
Tranche 1 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Number of instruments issued (in shares)														212,738
Tranche 1 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Number of instruments issued (in shares)														25,000
Tranche 1 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																			50.00%
Vesting period																			2 years
Tranche 1 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																					50.00%
Vesting period																					2 years
Tranche 1 | AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)											10,000
Tranche 1 | AGA-2025-1, AGA-2025-3, AGA-2025-4, AGA-2025-6, AGA-2025-7 and AGA-2025-8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																						50.00%
Vesting period																						2 years
Tranche 2 | Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																							75.00%
Vesting period																							4 years
Vesting percentage per month																							2.0833%
Tranche 2 | Total BSAs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																								75.00%
Vesting period																								4 years
Vesting percentage per month																							2.0833%
Tranche 2 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														3 years
Number of instruments issued (in shares)														638,214
Service period														1 year
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														75,000
Tranche 2 | AGA-2023-2 | Former Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Tranche 2 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																			25.00%
Vesting period																			3 years
Tranche 2 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																					25.00%
Vesting period																					3 years
Tranche 2 | AGA-2024-6 | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)											10,000
Tranche 2 | AGA-2025-1, AGA-2025-3, AGA-2025-4, AGA-2025-6, AGA-2025-7 and AGA-2025-8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																						25.00%
Vesting period																						3 years
Tranche 3 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														212,738
Tranche 3 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Tranche 3 | AGA-2023-3 , AGA-2023-4 and AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																			25.00%
Vesting period																			4 years
Tranche 3 | AGA-2024-1, AGE-2024-2, AGA-2024-3, AGA-2024-4, AGA-2024-5 and AGA-2024-7
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																					25.00%
Vesting period																					4 years
Tranche 3 | AGA-2025-1, AGA-2025-3, AGA-2025-4, AGA-2025-6, AGA-2025-7 and AGA-2025-8
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage																						25.00%
Vesting period																						4 years
Tranche 4 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance conditions, minimum financing | $														$ 100
Number of instruments issued (in shares)														106,369
Tranche 4 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Tranche 5 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments issued (in shares)														106,369
Tranche 5 | AGA-2023-1 | Chief Executive Officer | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Tranche 6 | AGA-2023-1 | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period														1 year
Number of instruments issued (in shares)														106,368